LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Schedule of components of lease cost

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

	(in thousands)
Operating lease cost	2,631,991	3,055,021	3,586,026
Short‑term lease cost	30,065	41,582	47,769
Total	2,662,056	3,096,603	3,633,795

Schedule of supplemental cash flows information related to leases

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment from operating leases	2,705,440	2,928,198	3,413,301
Right‑of‑use assets obtained in exchange for lease liabilities:
Right‑of‑use assets obtained in exchange for new operating lease liabilities	4,443,056	5,631,276	5,749,581

10. LEASES (CONTINUED)

Schedule of supplemental balance sheet information related to leases

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)

Operating leases
Store leases	4,597,948	5,561,664
Administrative office leases	1,295,715	1,037,978
Entrusted house leases	900,252	618,027
Land use rights	27,185	26,542
Total operating lease assets	6,821,100	7,244,211
Operating lease liabilities, current	2,625,979	2,752,795
Operating lease liabilities, non‑current	3,833,914	4,302,934
Total operating lease liabilities	6,459,893	7,055,729

Schedule of weighted-average remaining lease term and discount rate

	For the Year Ended December 31,
	2019	2020	2021

Weighted‑average remaining lease term (in years)
Operating leases	2.91	3.15	3.25
Land use right	43.34	42.34	41.34

Weighted‑average discount rate
Operating leases	5.3%	5.1%	4.8%
Land use right	5.3%	5.1%	5.3%

Schedule of maturities of lease liabilities

As of
December 31,
2021
RMB
(in thousands)

2022	2,911,311
2023	2,093,713
2024	1,292,977
2025	812,352
2026	242,276
Thereafter	249,100
Total undiscounted lease payments	7,601,729
Less: imputed interest	(546,000)
Total lease liabilities	7,055,729